Earnings Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE

15. EARNINGS PER SHARE

The Company had 13,000,000 unvested Earnout Shares outstanding for the period from January 1, 2025 through May 14, 2025. The Earnout Shares contain a non-forfeitable right to dividends and hence are considered as participating securities. The two-class method was applied to compute basic earnings per share attributable to ordinary shareholders.

The following table sets forth the computation of basic and diluted earnings per share for the three and six months ended June 30, 2026 and 2025:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Net income	$17,409,564	$6,720,233	$45,820,768	$3,467,011
Less: Net loss attributable to holders of earnout shares	—	(1,036,198)	—	(764,178)
Net income attributable to TOYO Co., Ltd.’s shareholders	$17,409,564	$5,684,035	$45,820,768	$2,702,833

Weighted average number of ordinary share outstanding– basic	38,193,043	34,480,116	37,937,402	34,040,373

Earnings per share – basic	$0.46	$0.16	$1.21	$0.08
Weighted average number of ordinary share outstanding– diluted	38,535,995	34,480,116	38,116,031	34,040,373
Earnings per share –diluted	$0.45	$0.16	$1.20	$0.08

Pursuant to ASC 260, Earnings Per Share, the Company has retroactively restated all shares and per share data for all periods presented. For the three months and six months ended June 30, 2026, the Public Warrants, Private Warrants, Other Warrants and AMI Warrants were dilutive securities and were included in the calculation of diluted net earnings per ordinary share under the treasury stock method. The RDO warrants were excluded from the calculation of diluted net earnings per ordinary share, as their inclusion would have been anti-dilutive. For the three and six months ended June 30, 2025, the outstanding warrants, including Public Warrants, Private Warrants, Other Warrants and AMI Warrants, were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive.

The number of incremental shares included in diluted earnings per share for the three months ended June 30, 2026 was computed using the average market prices during the three months. The number of incremental shares included in diluted earnings per share for the six months ended June 30, 2026 was determined by computing a year-to-date weighted average of the number of incremental shares included in each quarterly diluted EPS computation.

The weighted-average number of potentially anti-dilutive shares excluded from calculation of dilutive earnings per share are as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Public Warrants	—	4,600,000	—	4,600,000
Private Warrants	—	212,240	—	212,240
Other Warrants	—	157,767	—	157,767
RDO Warrants	4,545,456	—	4,545,456	—
AMI Warrants	—	50,000	—	33,880
Total	4,545,456	5,020,007	4,545,456	5,003,887